ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) $ / shares in Units, $ in Millions				1 Months Ended	12 Months Ended
	Mar. 08, 2019 USD ($) Vote $ / shares shares	Mar. 08, 2019 HKD ($) Vote shares	Sep. 22, 2016 Vote	Dec. 31, 2018 shares	Dec. 31, 2019 Vote shares	Mar. 31, 2019 shares	Dec. 18, 2007
ORGANIZATION AND PRINCIPAL ACTIVITIES
Number of shares issued and outstanding preferred shares converted into ordinary shares	377,931,094					377,931,094
Number of Votes Per Share | Vote			1
IPO
ORGANIZATION AND PRINCIPAL ACTIVITIES
Net proceeds after deducting commissions and offering expenses	$ 161.7	$ 1,259,317,000
Number of shares issued and outstanding preferred shares converted into ordinary shares	377,931,094
ADSs | IPO
ORGANIZATION AND PRINCIPAL ACTIVITIES
Number of share issued (in shares)	8,625,000	8,625,000
ADSs | Over-allotment
ORGANIZATION AND PRINCIPAL ACTIVITIES
Number of share issued (in shares)	1,125,000	1,125,000
Class A ordinary shares
ORGANIZATION AND PRINCIPAL ACTIVITIES
Number of share issued (in shares)	69,000,000	69,000,000			115,666,666
Price per share | $ / shares	$ 12
Number of shares issued and outstanding preferred shares converted into ordinary shares	140,802,051			140,802,051
Number of Votes Per Share | Vote	1	1			1
Class A ordinary shares | IPO
ORGANIZATION AND PRINCIPAL ACTIVITIES
Number of share issued (in shares)	69,000,000	69,000,000
Price per share | $ / shares	$ 12
Class A ordinary shares | Concurrent Private Placement
ORGANIZATION AND PRINCIPAL ACTIVITIES
Number of share issued (in shares)	46,666,666	46,666,666
Class B ordinary shares
ORGANIZATION AND PRINCIPAL ACTIVITIES
Number of shares issued and outstanding preferred shares converted into ordinary shares	237,129,043			237,129,043
Redesignation of ordinary shares into Class B ordinary shares				403,750,000
Number of Votes Per Share | Vote	20	20			20
"Futu Securities" or the "Operating Company"
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Direct or Indirect Economic Interest, Subsidiaries					100.00%
Futu Securities (Hong Kong) Limited
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Direct or Indirect Economic Interest, Subsidiaries					100.00%
Futu Network Technology Limited
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Direct or Indirect Economic Interest, Subsidiaries					100.00%
Futu Network Technology (Shenzhen) Co., Ltd
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Direct or Indirect Economic Interest, Subsidiaries					100.00%
Shen Si
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Direct or Indirect Economic Interest, Subsidiaries					100.00%
Futu Inc
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Direct or Indirect Economic Interest, Subsidiaries					100.00%
Shenzhen Futu
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Direct or Indirect Economic Interest, VIE's and Subsidiaries of VIE's					100.00%
Beijing Futu Network Technology Co., Ltd
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Direct or Indirect Economic Interest, VIE's and Subsidiaries of VIE's					100.00%
Mr. Leaf Hua Li | Shenzhen Futu
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of equity interest (as a percent)							85.00%
Ms. Lei Li | Shenzhen Futu
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of equity interest (as a percent)							15.00%